Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Basis of presentation
(a)
Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Translations of balances in the consolidated balance sheet, consolidated income statement, consolidated statement of comprehensive income and consolidated statement of cash flows from RMB into the US$ as of and for the year ended March 31, 2023 are solely for the convenience of the readers and are calculated at the rate of US$1.00=RMB6.8676, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 31, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at this rate, or at any other rate.

Use of estimates
(b)
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The Company considered the economic implications of the COVID-19 pandemic on its significant judgments and estimates. Given the impact and other unforeseen effects on the global economy from the COVID-19 pandemic, these estimates required increased judgment, and actual results could differ from these estimates.

Consolidation
(c)
Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the PRC-registered entities directly or indirectly owned by the Company (“WFOEs”) and variable interest entities (“VIEs”) over which the Company is the primary beneficiary for accounting purposes only. All transactions and balances among the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company operates its Internet businesses and other businesses in which foreign investment is restricted or prohibited in the PRC through various contractual arrangements with VIEs that are incorporated and owned by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. Specifically, these representative PRC domestic companies are Zhejiang Taobao Network Co., Ltd., Zhejiang Tmall Network Co., Ltd., Hangzhou Alibaba Advertising Co., Ltd., Hangzhou Ali Venture Capital Co., Ltd., Shanghai Rajax Information Technology Co., Ltd., Alibaba Cloud Computing Ltd. and Alibaba Culture Entertainment Co., Ltd. The registered capital of these PRC domestic companies was funded by the Company through loans extended to the equity holders of these PRC domestic companies.

The Company has entered into certain exclusive services agreements with these PRC domestic companies, which entitle it to receive substantially all of the profits of the VIEs. In addition, the Company has entered into certain agreements with the equity holders of these PRC domestic companies, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive call option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, equity pledge agreements of the equity interests held by those equity holders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner’s rights over these PRC domestic companies.

Details of the typical structure of the Company’s representative VIEs are set forth below:

Loan agreements

Pursuant to the relevant loan agreements, the respective WFOEs have granted loans to the equity holders of the VIEs, which may only be used for the purpose of its business operation activities agreed by the WFOEs or the acquisition of the relevant VIEs. The WFOEs may require acceleration of repayment at their absolute discretion. When the equity holders of the VIEs make early repayment of the outstanding amount, the WFOEs or a third-party designated by the WFOEs may purchase the equity interests in the VIEs at a price equal to the outstanding amount of the loan, subject to any applicable PRC laws, rules and regulations. The equity holders of the VIEs undertake not to enter into any prohibited transactions in relation to the VIEs, including the transfer of any business, material assets or equity interests in the VIEs to any third party.

Exclusive call option agreements

The equity holders of the VIEs have granted the WFOEs exclusive call options to purchase their equity interest in the VIEs at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs; and (ii) the minimum price as permitted by applicable PRC laws. Each relevant VIE has further granted the relevant WFOE an exclusive call option to purchase its assets at an exercise price equal to the book value of the assets or the minimum price as permitted by applicable PRC laws, whichever is higher. Certain VIEs and their equity holders will also jointly grant the WFOEs (A) exclusive call options to request the VIEs to decrease their registered capital at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs and (ii) the minimum price as permitted by applicable PRC laws (the “Capital Decrease Price”), and (B) exclusive call options to subscribe for any increased capital of the VIEs at a price equal to the Capital Decrease Price, or the sum of the Capital Decrease Price and the unpaid registered capital, if applicable, as of the capital decrease. The WFOEs may nominate another entity or individual to purchase the equity interest or assets, or to subscribe for the increased capital, if applicable, under the call options. Execution of each call option shall not violate the applicable PRC laws, rules and regulations. Each equity holder of the VIE has agreed that the following amounts, to the extent in excess of the original registered capital that they contributed to the VIE (after deduction of relevant tax expenses), belong to and shall be paid to the WFOEs: (i) proceeds from the transfer of its equity interests in the VIE, (ii) proceeds received in connection with a capital decrease in the VIE, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIE upon termination or liquidation. Moreover, any profits, distributions or dividends (after deduction of relevant tax expenses) received by the VIEs also belong to and shall be paid to the WFOEs. The exclusive call option agreements remain in effect until the equity interest or assets that are the subject of these agreements are transferred to the WFOEs.

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

Proxy agreements

Pursuant to the relevant proxy agreements, the equity holders of the VIEs irrevocably authorize any person designated by the WFOEs to exercise their rights of the equity holders of the VIEs, including without limitation the right to vote and appoint directors.

Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the equity holders of the VIEs have pledged all of their interests in the equity of the VIEs as a continuing first priority security interest in favor of the corresponding WFOEs to secure the outstanding amounts advanced under the relevant loan agreements described above and to secure the performance of obligations by the VIEs and/or the equity holders under the other structure contracts. Each WFOE is entitled to exercise its right to dispose of the pledged interests in the equity of the VIE held by the equity holders and has priority in receiving payment by the application of proceeds from the auction or sale of the pledged interests, in the event of any breach or default under the loan agreement or other structure contracts, if applicable. These equity pledge agreements remain in force until the later of (i) the full performance of the contractual arrangements by the relevant parties, and (ii) the full repayment of the loans made to the equity holders of the VIEs.

Exclusive services agreements

Each relevant VIE has entered into an exclusive services agreement with the respective WFOE, pursuant to which the relevant WFOE provides exclusive services to the VIE. In exchange, the VIE pays a service fee to the WFOE, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOE, resulting in a transfer of substantially all of the profits from the VIE to the WFOE.

Other arrangements

The exclusive call option agreements described above also entitle the WFOEs to all profits, distributions or dividends (after deduction of relevant tax expenses) to be received by the equity holder of the VIEs, and the following amounts, to the extent in excess of the original registered capital that they contributed to the VIEs (after deduction of relevant tax expenses) to be received by each equity holder of the VIEs: (i) proceeds from the transfer of its equity interests in the VIEs, (ii) proceeds received in connection with a capital decrease in the VIEs, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIEs upon termination or liquidation.

Based on these contractual agreements, the Company believes that the PRC domestic companies as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company is the primary beneficiary of these PRC domestic companies, the Company believes that these VIEs should be consolidated based on the structure as described above.

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

The following financial information of the consolidated VIEs and their subsidiaries was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Cash and cash equivalents and short-term investments	15,943	24,057
Investments in equity method investees and equity securities and other investments	37,647	40,597
Accounts receivable, net of allowance	22,003	19,023
Amounts due from non-VIE subsidiaries of the Company	28,377	26,863
Property and equipment, net and intangible assets, net	8,608	9,779
Others	25,927	25,207
Total assets	138,505	145,526

Amounts due to non-VIE subsidiaries of the Company	89,271	90,314
Accrued expenses, accounts payable and other liabilities	38,826	39,612
Deferred revenue and customer advances	13,570	14,051
Total liabilities	141,667	143,977

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Revenue (i)	93,029	111,498	112,270
Net income	2,557	5,944	2,442
Net cash provided by operating activities	329	19,932	4,378
Net cash used in investing activities	(18,445)	(16,710)	(2,044)
Net cash provided by (used in) financing activities	14,463	(9,904)	1,386

(i)
Revenue generated by the VIEs are primarily from cloud services, digital media and entertainment services and others.

The VIEs did not have any material related party transactions except for the related party transactions which are disclosed in Note 22 or elsewhere in these consolidated financial statements, and those transactions with other subsidiaries that are not VIEs, which were eliminated upon consolidation.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves. As all VIEs are incorporated as limited liability companies under the Company Law of the corresponding jurisdictions, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently, there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its VIEs, the Company has provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs as well as the Company’s own business objectives in the future.

Unrecognized revenue-producing assets held by the VIEs include certain Internet content provision and other licenses, domain names and trademarks. The Internet content provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The Internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

Business combinations and noncontrolling interests
(d)
Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Company and equity instruments issued by the Company. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company’s non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. Consolidated net income in the consolidated income statements includes net income or loss attributable to noncontrolling interests and mezzanine equity holders when applicable.

Net income attributable to mezzanine equity holders is included in net loss attributable to noncontrolling interests in the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders’ equity. During the years ended March 31, 2021, 2022 and 2023, net income attributable to mezzanine equity holders amounted to RMB140 million, RMB188 million and RMB365 million, respectively. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries’ shares, are also recorded as noncontrolling interests on the Company’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Segment reporting
(e)
Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. Prior to the quarter ended December 31, 2021, the Company had four operating and reportable segments, namely Core commerce, Cloud computing, Digital media and entertainment, and Innovation initiatives and others segments. Starting from the quarter ended December 31, 2021, the CODM started to review information under a new reporting structure, and segment reporting has been updated to conform to this change, which also provides greater transparency in the Company’s business progress and financial performance. Consequently, the Company presents seven operating and reportable segments as set out in Notes 1 and 26 to reflect the change. As of March 31, 2023, the Company was in the process of implementing a new organizational and governance structure. Following the implementation of the new organizational structure, the segment reporting will be updated to reflect the new reporting structure that will be reviewed by the CODM.

Foreign currency translation
(f)
Foreign currency translation

The functional currency of the Company is US$. The Company’s subsidiaries with operations in Chinese mainland, the Hong Kong Special Administrative Region of the PRC (“Hong Kong” or “Hong Kong S.A.R.”), the United States and other jurisdictions generally use their respective local currencies as their functional currencies. When the Company determines that a subsidiary is operating in a highly inflationary economy, the financial statements of this subsidiary shall be remeasured prospectively as if the functional currency were the functional currency of its immediate parent company. The reporting currency of the Company is RMB as the major operations of the Company are within the PRC. The financial statements of the Company’s subsidiaries, other than the subsidiaries with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

In the financial statements of the Company’s subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Revenue recognition
(g)
Revenue recognition

Revenue is principally comprised of customer management services revenue, membership fees, logistics services revenue, cloud services revenue, sales of goods and other revenue. Revenue represents the amount of consideration the Company is entitled to upon the transfer of promised goods or services in the ordinary course of the Company’s activities and is recorded net of value-added tax (“VAT”). Consistent with the criteria of ASC 606 “Revenue from Contracts with Customers”, the Company recognizes revenue when performance obligations are satisfied by transferring control of a promised good or service to a customer. For performance obligations that are satisfied at a point in time, the Company also considers the following indicators to assess whether control of a promised good or service is transferred to the customer: (i) right to payment, (ii) legal title, (iii) physical possession, (iv) significant risks and rewards of ownership and (v) acceptance of the good or service. For performance obligations satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of a performance obligation.

For revenue arrangements with multiple distinct performance obligations, each distinct performance obligation is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling price at contract inception.

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. The Company is acting as the principal if it obtains control over the goods and services before they are transferred to customers. Generally, when the Company is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices, or has several but not all of these indicators, the Company acts as the principal and revenue is recorded on a gross basis. Generally, when the Company is not primarily obligated in a transaction, does not bear the inventory risk and does not have the ability to establish the price, the Company acts as the agent and revenue is recorded on a net basis.

When services are exchanged or swapped for other services, revenue is recognized based on the estimated standalone selling price of services promised to customer if the fair value of the services received cannot be reasonably estimated. The amount of revenue recognized for barter transactions was not material for each of the periods presented.

Practical expedients and exemptions

The Company applies the practical expedient to not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less and contracts for which revenue is recognized at the amount to which the Company has the right to invoice for services performed.

2.
Summary of significant accounting policies (Continued)
(g)
Revenue recognition (Continued)

The Company applies the practical expedient to not adjust any of the transaction price for the time value of money for contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer is within one year.

Revenue recognition policies by type are as follows:

(i)
Customer management services revenue

Within the Company’s China commerce and International commerce segments, the Company provides the following customer management services to merchants on the Company’s retail and wholesale marketplaces and certain third-party marketing affiliates’ websites:

Pay-for-performance (“P4P”) marketing services

P4P marketing services allow merchants to bid for keywords that match product or service listings appearing in search results on the Company’s marketplaces. Merchants bid for keywords through an online auction system. The positioning of the listings and the price for the positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism. In general, merchants prepay for P4P marketing services and the related revenue is recognized when a user clicks their product or service listings as this is the point of time when the merchants benefit from the marketing services rendered.

In-feed marketing services

In-feed marketing services allow merchants to bid to market to groups of consumers with similar profiles that match product or service listings appearing in browser results on the Company’s marketplaces. Merchants bid for groups of consumers with similar profiles through an online auction system. The positioning of the listings and the price for the positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism. In general, merchants prepay for in-feed marketing services and the related revenue is recognized when a user clicks their product or service listings as this is the point of time when the merchants benefit from the marketing services rendered.

Display marketing services

Display marketing services allow merchants to place advertisements on the Company’s marketplaces, at fixed prices or prices established by a market-based bidding system and in particular formats. In general, merchants need to prepay for display marketing which is accounted for as customer advances and revenue is recognized either ratably over the period in which the advertisement is displayed as the merchants simultaneously consume the benefits as the advertisement is displayed or when an advertisement is viewed by users, depending on the type of marketing services selected by the merchants.

2.
Summary of significant accounting policies (Continued)
(g)
Revenue recognition (Continued)

The Company also places P4P marketing services content and display marketing services content through the third-party marketing affiliate program. A substantial portion of customer management services revenue generated through the third-party marketing affiliate program represented P4P marketing services revenue. In delivery of these customer management services, the Company, through the third-party marketing affiliate program, places the P4P marketing services content of the participating merchants on third-party online resources in the forms of picture or text links through contextual relevance technology to match merchants’ marketing content to the textual content of the third-party online resources and the users’ attributes based on the Company’s systems and algorithms. When the links on third-party online resources are clicked, users are diverted to a landing page of the Company’s marketplaces where listings of the participating merchant as well as similar products or services of other merchants are presented. In limited cases, the Company may embed a search box for one of its marketplaces on the third-party online resources, and when a keyword is input into the search box, the user will be diverted to the Company’s marketplaces where search results are presented. Revenue is recognized when the users further click on the P4P marketing content on the landing pages. The Company places display marketing content on third-party online resources in a similar manner. In general, merchants need to prepay for display marketing which is accounted for as customer advances and revenue is recognized ratably over the period in which the advertisement is displayed as merchants simultaneously consume the benefits as the advertisement is displayed.

P4P marketing services revenue, in-feed marketing services revenue, as well as display marketing services revenue generated on the Company’s marketplaces or through the third-party marketing affiliate program are recorded on a gross basis when the Company is the principal to the merchants in the arrangements. For third-party marketing affiliates with whom the Company has an arrangement to share the revenue, traffic acquisition cost is also recognized at the same time if the P4P marketing content on the landing page clicked by the users is from merchants participating in the third-party marketing affiliate program.

Commissions on transactions

The Company earns commissions from merchants when transactions are completed on Tmall and certain other retail marketplaces of the Company. The commissions are generally determined as a percentage based on the value of merchandise being sold by the merchants. The commission revenue includes merchant deposits that are expected to be non-refundable and is accounted for as variable consideration (Note 2(ac)), which is estimated at contract inception and updated at the end of each reporting period if additional information becomes available. Revenue related to commissions is recognized in the consolidated income statements based on the expected value when the performance obligation is satisfied. Adjustments to the estimated variable consideration related to prior reporting periods were not material for each of the periods presented.

Taobaoke services

In addition, the Company offers the Taobaoke program which generates commissions from merchants for transactions completed by consumers sourced from certain third-party marketing affiliates’ websites and mobile apps. The commission rates on Taobaoke are set by the merchants. The Company’s commission revenue is recognized at the time when the underlying transaction is completed. The Company evaluates if it is a principal or an agent in a transaction to determine whether the commission revenue is recognized on a gross or net basis. When the Company is the agent of the arrangement (such as arrangements where the Company does not have latitude in establishing prices or does not have inventory risk), the commission revenue is recorded on a net basis. When the Company is the principal of the arrangement (such as arrangements where the Company is obligated to pay for website inventory costs in fixed amounts to third-party marketing affiliates regardless of whether commission revenue is generated from these marketing affiliates), the commission revenue is recorded on a gross basis.

2.
Summary of significant accounting policies (Continued)
(g)
Revenue recognition (Continued)
(ii)
Membership fees

The Company earns membership fees revenue from wholesale sellers in respect of the sale of membership packages and subscriptions that allow them to host premium storefronts on the Company’s wholesale marketplaces, as well as the provision of other value-added services, and from customers in respect of the sale of membership packages which allow them to access premium content on Youku’s paid content platforms. These service fees are paid in advance for a specific contracted service period. All these fees are initially deferred as deferred revenue and customer advances when received and revenue is recognized ratably over the term of the respective service contracts as the services are provided.

(iii)
Logistics services revenue

The Company earns logistics services revenue from domestic and international one-stop-shop logistics services and the supply chain management solutions provided by Cainiao Network and Lazada as well as on-demand delivery services provided by Ele.me. Revenue is recognized at the time when the logistics services are provided.

(iv)
Cloud services revenue

The Company earns cloud services revenue from the provision of cloud services such as proprietary servers, computing, storage, network, security, database, big data, container, machine learning, and model training and inference. Certain cloud services allow customers to use hosted software over the contract period without taking possession of the software. These cloud services are mainly charged on either a subscription or consumption basis. Revenue related to cloud services charged on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services charged on a consumption basis, such as the quantity of storage or elastic computing services used in a period, is recognized based on the customer utilization of the resources.

For the provision of hybrid cloud services, which include hardware, software licenses, software installation services, application development and maintenance services, each distinct performance obligation identified is separately accounted for and the total consideration is allocated to each performance obligation based on the relative standalone selling prices at contract inception. Revenue for each performance obligation is recognized when the control of the promised goods or services is transferred to the customer.

(v)
Sales of goods

Revenue from the sales of goods is mainly generated from Sun Art, Tmall Supermarket and Freshippo. Revenue from the sales of goods is recognized when the control over the promised goods is transferred to customers. Receipts of fees in respect of all other incidental goods or services provided by the Company that are distinct performance obligations are recognized when the control of the underlying goods or services is transferred to the customers. The amounts relating to these incidental services are not material to the Company’s total revenue for each of the periods presented.

Cost of revenue
(h)
Cost of revenue

Cost of revenue consists primarily of cost of inventories, logistics costs, expenses associated with the operation of the Company’s mobile platforms and websites (such as depreciation and maintenance expenses for servers and computers, call centers and other equipment, and bandwidth and co-location fees), staff costs and share-based compensation expense, traffic acquisition costs, content costs, payment processing fees and other related incidental expenses that are directly attributable to the Company’s principal operations.

Product development expenses
(i)
Product development expenses

Product development expenses consist primarily of staff costs and share-based compensation expense for research and development personnel and other expenses that are directly attributable to the development of new technologies and products for the businesses of the Company, such as the development of the Internet infrastructure, applications, operating systems, software, databases and networks.

The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and website content. Costs incurred in the development phase are capitalized and amortized over the estimated product life. However, as the amount of costs qualified for capitalization has been insignificant, all website and software development costs have been expensed as incurred.

Sales and marketing expenses
(j)
Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, staff costs and share-based compensation expense, sales commissions and other related incidental expenses that are incurred directly to attract or retain consumers and merchants.

The Company expenses the costs of producing advertisements at the time production occurs, and expenses the costs of delivering advertisements in the period in which the advertising space or airtime is used. Advertising and promotional expenses totaled RMB57,073 million, RMB91,103 million and RMB76,818 million during the years ended March 31, 2021, 2022 and 2023, respectively.

Share-based compensation
(k)
Share-based compensation

Share-based awards granted are measured at fair value on grant date and the value is recognized as share-based compensation expense (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair values of restricted share units (“RSUs”) and restricted shares are determined with reference to the fair value of the underlying shares and the fair value of share options is generally determined using the Black-Scholes valuation model. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital, liability or noncontrolling interests as disclosed in Note 2(d).

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards, including the fair value of the underlying shares, expected life and expected volatility. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated income statements, with a corresponding adjustment to equity or liability.

Other employee benefits
(l)
Other employee benefits

The Company’s subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company’s subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. The Company also makes payments to other defined contribution plans and defined benefit plans for the benefit of employees employed by subsidiaries outside of the PRC.

2.
Summary of significant accounting policies (Continued)
(l)
Other employee benefits (Continued)

During the years ended March 31, 2021, 2022 and 2023, contributions to the plans amounting to RMB8,223 million, RMB13,086 million and RMB13,953 million, respectively, were charged to the consolidated income statements. Amounts contributed to defined benefit plans during the years ended March 31, 2021, 2022 and 2023 were insignificant.

Income taxes
(m)
Income taxes

The Company accounts for income taxes using the liability method, under which deferred income tax is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred tax is recognized on the undistributed earnings of subsidiaries, which are presumed to be distributed to parent companies, unless there is sufficient evidence that the subsidiaries have invested or will invest the undistributed earnings permanently in the domestic jurisdictions or the earnings will not be subject to tax upon the subsidiaries’ liquidation. Deferred tax is recognized for temporary differences in relation to certain investments in equity method investees, equity securities and other investments.

The Company adopts ASC 740 “Income Taxes” which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended March 31, 2021, 2022 and 2023.

In April 2021, the Company adopted ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. ASU 2019-12 simplifies various aspects related to accounting for income taxes, removing certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The adoption of ASU 2019-12 did not have a material impact on the Company’s financial position, results of operations and cash flows.

Government grants
(n)
Government grants

Government grants, which mainly represent amounts received from central and local governments in connection with the Company’s investments in local business districts and contributions to technology development, are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipt and when all conditions attached to the grants are fulfilled. For the years ended March 31, 2021, 2022 and 2023, government grants recorded as a reduction of specific costs and expenses were RMB4,532 million, RMB6,028 million and RMB5,889 million, respectively. For the years ended March 31, 2021, 2022 and 2023, government grants recorded as other income, net were RMB1,589 million, RMB1,661 million and RMB1,857 million, respectively. As of March 31, 2022 and 2023, government grants recorded as other liabilities were RMB1,071 million and RMB1,687 million, respectively.

Government grants related to assets are recognized as a reduction of the carrying amount of the related asset when all conditions attached to the grants are fulfilled and are recognized in the consolidated income statements as a reduction of related depreciation or amortization expense over the estimated useful live of the related asset on a straight-line method.

In April 2022, the Company adopted ASU 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance”, which provides guidance on the disclosure of transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The adoption of this guidance did not have a material impact on the financial position, results of operations and cash flows.

Leases
(o)
Leases

The Company determines if an arrangement is a lease at inception. Leases that transfer substantially all of the benefits and risks incidental to the ownership of assets are accounted for as finance leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no significant finance leases.

The Company recognizes lease liabilities and corresponding right-of-use assets on the balance sheet for leases. Operating lease right-of-use assets are included in non-current prepayments, receivables and other assets (Note 13), and operating lease liabilities are included in current accrued expenses, accounts payable and other liabilities and other non-current liabilities (Note 19) on the consolidated balance sheets. Operating lease right-of-use assets and operating lease liabilities are initially recognized based on the present value of future lease payments at lease commencement. The operating lease right-of-use asset also includes any lease payments made prior to lease commencement and the initial direct costs incurred by the lessee and is recorded net of any lease incentives received. As the interest rates implicit in most of the leases are not readily determinable, the Company uses the incremental borrowing rates based on the information available at lease commencement to determine the present value of the future lease payments. Operating lease expenses are recognized on a straight-line basis over the term of the lease.

The Company elected to combine the lease and non-lease components for leases of certain asset classes such as shops and malls and equipment leases. Lease and non-lease components for leases of other asset classes are accounted for separately. The Company also elected not to recognize short-term leases with an initial lease term of twelve months or less.

Cash and cash equivalents
(p)
Cash and cash equivalents

The Company considers all short-term, highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Cash and cash equivalents primarily represent bank deposits and fixed deposits with original maturities of less than three months.

Short-term investments
(q)
Short-term investments

Short-term investments consist primarily of investments in fixed deposits with original maturities between three months and one year and certain investments in wealth management products, certificates of deposits, marketable debt securities and other investments that the Company has the intention to redeem within one year.

Accounts receivable
(r)
Accounts receivable

Accounts receivable represent the amounts that the Company has an unconditional right to consideration. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivable amounts which is estimated using the approach based on expected losses. The allowance for doubtful accounts were RMB4,912 million and RMB6,174 million as of March 31, 2022 and 2023, respectively. The Company’s estimation of allowance for doubtful accounts considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company assesses collectibility by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. For receivables evaluated individually, when it is determined that foreclosure is probable or when the debtor is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of collateral, expected credit losses are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate.

2.
Summary of significant accounting policies (Continued)

Inventories
(s)
Inventories

Inventories mainly consist of merchandise available for sale. They are accounted for using the weighted average cost method and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Equity securities and other investments
(t)
Equity securities and other investments

Equity securities and other investments represent the Company’s investments in equity securities that are not accounted for under the equity method, as well as other investments which primarily consist of debt investments.

(i)
Equity securities

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated income statements, according to ASC 321 “Investments — Equity Securities”.

The Company elected to record a majority of equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.

Equity investments in privately held companies accounted for using the measurement alternative are subject to periodic impairment reviews. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of these equity securities, including consideration of the impact of the COVID-19 pandemic and Russia-Ukraine conflict.

In computing realized gains and losses on equity securities, the Company determines cost based on amounts paid using the average cost method. Dividend income is recognized when the right to receive the payment is established.

(ii)
Debt investments

Debt investments consist of investments in debt securities and loan investments which are accounted for at amortized cost or under the fair value option, which the Company has elected for certain investments including convertible and exchangeable bonds subscribed. The fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with unrealized gains and losses recorded in the consolidated income statements. Interest income from debt investments is recognized using the effective interest method which is reviewed and adjusted periodically based on changes in estimated cash flows. Debt investments also include other treasury investments which consist of investments in fixed deposits and certificates of deposits with original maturities over one year for treasury purposes. The remaining maturities of these treasury investments held by the Company generally range from one to three years.

Investments in equity method investees
(u)
Investments in equity method investees

The Company applies the equity method to account for equity investments in common stock or in-substance common stock, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest, unless the fair value option is elected for an investment.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.

2.
Summary of significant accounting policies (Continued)
(u)
Investments in equity method investees (Continued)

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity method investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income. The Company records its share of the results of the equity method investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity method investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity method investee equals or exceeds its interest in the equity method investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity method investee.

The Company continually reviews its investments in equity method investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the severity and the length of time that the fair value of the investment is below its carrying value; the financial condition, the operating performance and the prospects of the equity method investee; the geographic region, market and industry in which the equity method investee operates, including consideration of the impact of the COVID-19 pandemic and Russia-Ukraine conflict; and other company specific information such as recent financing rounds completed by the equity method investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment in the equity method investee is written down to its fair value.

Property and equipment, net
(v)
Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment loss. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment and others	3 – 10 years
Buildings and other property	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

Intangible assets other than licensed copyrights
(w)
Intangible assets other than licensed copyrights

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are measured at fair value upon acquisition using valuation techniques such as discounted cash flow analysis and ratio analysis with reference to comparable companies in similar industries under the income approach, market approach and cost approach. Major assumptions used in determining the fair value of these intangible assets include future growth rates and weighted average cost of capital. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 7 years
Non-compete agreements	over the contracted term of up to 10 years

Licensed copyrights
(x)
Licensed copyrights

Licensed copyrights related to titles to movies, television series, variety shows, animations and other video content acquired from external parties are carried at the lower of unamortized cost or fair value. The amortization period for the licensed content vary depending on the type of content, which typically ranges from six months to ten years. Licensed copyrights are presented on the consolidated balance sheets as current assets under prepayments, receivables and other assets, or non-current assets under intangible assets, net, based on estimated time of usage. Licensed copyrights are generally amortized using an accelerated method based on historical viewership consumption patterns. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised if necessary. For the years ended March 31, 2021, 2022 and 2023, amortization expenses in connection with the licensed copyrights of RMB9,093 million, RMB8,610 million and RMB8,446 million were recorded in cost of revenue within the Company’s Digital media and entertainment segment.

On a periodic basis, the Company evaluates the program usefulness of licensed copyrights pursuant to the guidance in ASC 920 “Entertainment — Broadcasters”, which provides that the rights be reported at the lower of unamortized cost or fair value. When there is a change in the expected usage of licensed copyrights, the Company estimates the fair value of licensed copyrights to determine if any impairment exists. The fair value of licensed copyrights is determined by estimating the expected cash flows from advertising and membership fees, less any costs and expenses, over the remaining useful lives of the licensed copyrights at the film-group level. Estimates that impact these cash flows include anticipated levels of demand for the Company’s advertising services and the expected selling prices of advertisements. For the years ended March 31, 2021, 2022 and 2023, impairment charges in connection with the licensed copyrights of RMB1,688 million, RMB745 million and RMB1,133 million were recorded in cost of revenue within the Company’s Digital media and entertainment segment.

Goodwill
(y)
Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit, including consideration of the impact of the COVID-19 pandemic. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The Company performs the quantitative impairment test by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Impairment of long-lived assets other than goodwill and licensed copyrights
(z)
Impairment of long-lived assets other than goodwill and licensed copyrights

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If the assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Impairment of long-lived assets other than goodwill and licensed copyrights recognized for the years ended March 31, 2021, 2022 and 2023 was nil, RMB973 million and RMB1,922 million, respectively.

Derivatives and hedging

(aa) Derivatives and hedging

All contracts that meet the definition of a derivative are recognized on the consolidated balance sheets as either assets or liabilities and recorded at fair value. Changes in the fair value of derivatives are either recognized periodically in the consolidated income statements or in other comprehensive income depending on the use of the derivatives and whether they qualify for hedge accounting and are so designated as cash flow hedges, fair value hedges or net investment hedges.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. A derivative has to be effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The effectiveness of the hedging relationship is evaluated on a prospective and retrospective basis using qualitative and quantitative measures of correlation. Qualitative methods may include comparison of critical terms of the derivative to those of the hedged item. Quantitative methods include a comparison of the changes in the fair value or discounted cash flow of the hedging instrument to that of the hedged item. A hedging relationship is considered initially effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.

2.
Summary of significant accounting policies (Continued)

(aa) Derivatives and hedging (Continued)

Interest rate swaps

Interest rate swaps designated as hedging instruments to hedge against the cash flows attributable to recognized assets or liabilities or forecasted payments may qualify as cash flow hedges. The Company entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. All changes in the fair value of interest rate swaps that are designated and qualify as cash flow hedges are recognized in accumulated other comprehensive income. Amounts in accumulated other comprehensive income are reclassified into earnings in the same period during which the hedged forecasted transaction affects earnings.

The Company has elected the optional expedients under ASC 848 “Reference Rate Reform” for certain existing interest rate swaps that are designated as cash flow hedges in the hedging relationship designation and the assessment of probability of forecasted transaction and hedge effectiveness.

Bank borrowing and unsecured senior notes

(ab) Bank borrowings and unsecured senior notes

Bank borrowings and unsecured senior notes are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Merchant deposits

(ac) Merchant deposits

The Company collects deposits representing an annual upfront service fee from merchants on Tmall and AliExpress before the beginning of each calendar year. These deposits are initially recorded as a liability by the Company. The deposits are refundable to a merchant if the level of sales volume that is generated by that merchant on Tmall or AliExpress meets the target during the period. If the transaction volume target is not met at the end of each calendar year, the relevant deposits will become non-refundable. These merchant deposits are accounted for as variable consideration at an amount that is estimated at contract inception. The estimate is updated at the end of each reporting period and when there are changes in circumstances during the reporting period. Merchant deposits are recognized as revenue in the consolidated income statements when the likelihood of refund to the merchant is considered remote based on the patterns of sales volume generated by the merchant during the reporting period.

Deferred revenue and customer advances

(ad) Deferred revenue and customer advances

Deferred revenue and customer advances generally represent cash received from customers that relate to goods or services to be provided in the future. Deferred revenue, mainly relating to membership fees and cloud services revenue, is stated at the amount of service fees received less the amount previously recognized as revenue upon the provision of the respective services to customers.

Commitments and contingencies

(ae) Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Treasury shares

(af) Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital and retained earnings.

Statutory reserves

(ag) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until the reserve has reached 50% of the relevant subsidiary’s registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended March 31, 2021, 2022 and 2023, appropriations to the general reserve amounted to RMB1,247 million, RMB2,492 million and RMB3,138 million, respectively. No appropriations to the enterprise expansion fund and staff welfare and bonus fund have been made by the Company.

Newly adopted accounting standard updates

(ah) Newly adopted accounting standard updates

In April 2021, the Company adopted ASU 2020-01, “Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) — Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)”, which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. The Company adopted this guidance prospectively and the adoption of this guidance did not have a material impact on the financial position, results of operations and cash flows.

In April 2022, the Company adopted ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies an issuer’s accounting for certain convertible instruments and the application of derivatives scope exception for contracts in an entity’s own equity. This guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation and required enhanced disclosures about the terms of convertible instruments and contracts in an entity’s own equity. The adoption of this guidance did not have a material impact on the financial position, results of operations and cash flows.